Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net loss	$ (9,783,789)	$ (9,853,389)	$ (18,952,795)	$ (23,280,950)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	333,383	199,750	475,320	171,587
Bad debt	105,271	9,490	9,490	120,477
Warrants issued for services - third parties			0	1,989,982
Amortization of prepaid stock compensation and athlete endorsement stock payments	3,419,698	456,903	715,661	1,745,705
Amortization of debt discount	0	3,083,437	6,122,006	3,237,219
Amortization of debt issue costs	335,433	184,031	394,964	229,499
Amortization of deferred compensation			149,966	0
(Gain) loss on settlement of accounts payable			0	2,123,129
Additional consideration given for early debt retirement			779,500	0
Loss on conversion of debt			351,021	1,739,329
Loss on conversion of preferred shares			614,984	0
Loss on conversion of warrants			315,364	0
Loss on repayment of debt			1,196,321	0
Derivative expense	96,913	2,486,451	4,409,214	4,777,654
Executive compensation			231,833	0
Change in fair value of derivative liabilities	5,771,963	(1,496,874)	(5,899,968)	(5,162,100)
Changes in operating assets and liabilities:
Restricted cash balance	9,148	(52,744)	(9,148)	0
Accounts receivable	(5,713,366)	502,193	(742,742)	(2,262,808)
Prepaid and other	(1,242,246)	186,725	(16,098)	(203,333)
Deferred equity costs			(698,500)	0
Inventory and prepaid giveaways	86,866	(219,276)	(616,775)	0
Other			0	7,877
Increase (decrease) in:
Accounts payable and accrued liabilities	2,052,010	867,058	10,144,621	7,581,564
Customer deposits	(311,438)	1,142,426	328,164	(67,686)
Net Cash (Used In) Provided by Operating Activities	(5,164,810)	438,007	(697,597)	(5,801,761)
Cash Flows From Investing Activities:
Purchase of property and equipment	(307,760)	(544,859)	(924,162)	(831,511)
Purchase of other assets			(41,165)	0
Proceeds from disposal of property and equipment	1,694	0
Purchase of trademark	(47,500)	(35,000)
Net Cash Used In Investing Activities	(353,566)	(579,859)	(965,327)	(831,511)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	0	4,073,950	5,823,950	6,612,900
Debt issue costs	0	(106,950)	(234,450)	(263,283)
Repayment of debt	(4,393,234)	(4,058,442)	(5,847,575)	(75,285)
Repurchase of common stock (treasury stock)	(103,537)	(460,978)	(460,978)	0
Proceeds from issuance of preferred stock	12,000,000	0	0	100,000
Proceeds from issuance of common stock and warrants - net of recapitalization payment	8,327,499	285,760	1,660,760	875,000
Stock issuance costs	(1,662,667)	0
Cash overdraft			69,370	0
Net Cash Provided by (Used In) Financing Activities	14,168,061	(266,660)	1,011,077	7,249,332
Effects of foreign currency translation:
Foreign currency translation loss	6,076	40,719	(7,917)	0
Net Cash Provided by Equity Activities	6,076	40,719
Net increase (decrease) in cash	8,655,761	(367,793)	(659,764)	616,060
Cash at beginning of period	0	659,764	659,764	43,704
Cash at end of period	8,655,761	291,971	0	659,764
Supplemental disclosures of cash flow information:
Cash paid for interest	410,502	265,078	501,165	28,806
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	4,409,897	200,000	1,107,719	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock			0	100,000
Warrants issued in conjunction with debt issue costs	8,175,459	427,759	427,759	0
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	0	3,554,672	3,554,672	5,473,291
Stock issued to settle accounts payable and accrued expenses - third parties	5,484,947	4,667,764	1,392,143	1,440,779
Conversion of convertible debt and accrued interest for common stock	0	1,069,402	1,069,402	3,387,480
Stock issued for interest			334,099	0
Stock issued to settle accrued executive compensation			4,667,764	0
Stock issued for board member compensation			18,750	0
Stock issued for executive and board compensation	114,912	0
Reclassification of derivative liability to additional paid in capital and warrant settlements (2012 only)	0	4,124,387	9,784,748	640,826
Stock issued to acquire equipment			0	82,811
Auto acquired through financing			0	26,236
Dividends on Series C Preferred Stock - related parties			0	293
Stock issued to settle contracts	0	3,932	3,932	0
Stock issued to settle accrued liabilities	0	135,000	384,500	0
Conversion Of Series C Preferred Stock [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
(Gain) loss on settlement of accounts payable	(324,656)	2,941,826
Services [Member] | Third parties [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock Issued For Services Third Parties			0	1,289,844
Extension Of Debt Maturity [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock Issued For Services Third Parties			$ 0	$ 161,250